GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023		Feb. 28, 2022
Cash flow from operating activities			$ 9,378,427	$ 9,883,272	$ 12,577,395		$ 14,825,442
Accumulated deficit		$ 125,535,116	125,535,116		112,253,711	[1]	94,144,254
Working capital		12,944,810	12,944,810		12,610,601
Additional sale of common stock		1,500,000	7,500,000
Additional issuance of debt			1,400,000
Minimum [Member]
Other Nonrecurring Expense			200,000		200,000
Maximum [Member]
Other Nonrecurring Expense			300,000		300,000
Common Stock [Member]
Payments of Stock Issuance Costs	$ 30,000,000	$ 56,320	$ 314,276		$ 447,858		$ 586,692

[1]	Derived from audited information